Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Net sales from continuing operations		$ 12,512	$ 11,437	$ 24,341	$ 22,235
Other revenues		360	308	651	557
Cost of goods sold		(3,173)	(3,342)	(6,269)	(6,333)
Gross profit from continuing operations		9,699	8,403	18,723	16,459
Selling, general and administration		(3,091)	(3,091)	(5,931)	(5,982)
Research and development		(2,367)	(2,304)	(4,788)	(4,879)
Other income		273	135	522	1,098
Other expense		(500)	(336)	(1,139)	(1,271)
Operating income from continuing operations		4,014	2,807	7,387	5,425
Loss from associated companies		(2)	(2)	(31)	(4)
Interest expense		(246)	(216)	(467)	(416)
Other financial income and expense		75	85	81	189
Income before taxes		3,841	2,674	6,970	5,194
Income taxes		(595)	(403)	(1,036)	(773)
Net income from continuing operations		3,246	2,271	5,934	4,421
Net income from discontinued operations			46		190
Net income		3,246	2,317	5,934	4,611
Attributable to
Shareholders of Novartis AG		3,246	2,316	5,934	4,609
Non-controlling interests		$ 0	$ 1	$ 0	$ 2
Basic earnings per share [abstract]
Weighted average number of ordinary shares outstanding		2,033	2,083	2,038	2,097
Basic earnings (loss) per share from continuing operation	[1]	$ 1.60	$ 1.09	$ 2.91	$ 2.12
Basic earnings (loss) per share from discontinued operations	[1]		0.02		0.08
Basic earnings per share	[1]	$ 1.60	$ 1.11	$ 2.91	$ 2.20
Diluted earnings per share [abstract]
Adjusted weighted average number of ordinary shares outstanding		2,046	2,095	2,052	2,109
Diluted earnings (loss) per share from continuing operations	[1]	$ 1.59	$ 1.09	$ 2.89	$ 2.10
Diluted earnings (loss) per share from discontinued operations	[1]		0.02		0.09
Diluted earnings per share	[1]	$ 1.59	$ 1.11	$ 2.89	$ 2.19

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.